TAX SITUATION, Income Tax Returns Open for Examination by Tax Authorities (Details)	12 Months Ended
Dec. 31, 2023
Tax authorities [Abstract]
Maximum period that authority has right to review and amend the annual income tax returns after their filing date	4 years
Banco de Credito del Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2016 2017 2020 2021 2022 2023
Sworn declaration of income tax year	2019
Mibanco [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2021 2022 2023
Sworn declaration of income tax year	2021
Pacifico Compania de Seguros y Reaseguros [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021 2022 2023
Credicorp Capital Servicios Financieros [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021 2022 2023
Credicorp Capital Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021 2022 2023
Credicorp Capital Holding Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021 2022 2023
Grupo Credito [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021 2022 2023
Sworn declaration of income tax year	2017